UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Enhanced Government Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/2007 – 12/31/2007

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Enhanced Government Fund, Inc. (EGF)

ANNUAL REPORT | DECEMBER 31, 2007

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

A Letter to Shareholders

Dear Shareholder

Financial markets endured heightened volatility during 2007, culminating in mixed results for some of the major benchmark indexes:

Total Returns as of December 31, 2007	6-month	12-month

U.S. equities (S&P 500 Index)	–1.37%	+ 5.49%

Small cap U.S. equities (Russell 2000 Index)	–7.53	– 1.57

International equities (MSCI Europe, Australasia, Far East Index)	+0.39	+11.17

Fixed income (Lehman Brothers U.S. Aggregate Bond Index)	+5.93	+ 6.97

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+3.22	+ 3.36

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)	–0.67	+ 2.27

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the “Fed”) stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25% . In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility, equity markets displayed surprising resilience. Market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets, but 2007 remained a record year for global M&A nonetheless. As the returns indicate, the most recent six months were more trying, reflecting the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and subprime fallout resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.04% by year-end, while prices correspondingly rose. The tax-exempt bond market waffled amid the economic uncertainty and concerns around the credit worthiness of bond insurers, but set a new-issuance record in 2007. A drop in municipal bond prices created buying opportunities, and the heightened supply was generally well absorbed.

As you navigate the uncertainties inherent in the financial markets, we encourage you to start the year by reviewing your investment goals with your financial professional and making portfolio changes, as needed. For more reflection on 2007 and our 10 predictions for 2008, please ask your financial professional for a copy of “What’s Ahead in 2008: An Investment Perspective,” or view it online at www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the new year and beyond.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary as of December 31, 2007 Investment Objective

BlackRock Enhanced Government Fund, Inc. (EGF) seeks to provide shareholders with current income and gains. The Fund seeks to achieve its investment objective by investing primarily in a portfoltio of U.S. Government securities and U.S. Government Agency securities, including U.S. Government mortgage-backed securities that pay interest in an attempt to generate current income and by employing a strategy of writing (selling) call options on individual or baskets of U.S. Government securities, U.S. Government Agency securities or other debt securities held by the Fund in an attempt to generate gains from option premiums.

Fund Information

Symbol on New York Stock Exchange	EGF
Initital Offering Date	October 31, 2005
Yield on Closing Market Price as of December 31, 2007 ($15.84)*	7.95%
Current Monthly Distribution per share of Common Stock**	$.105
Current Annualized Distribution per share of Common Stock**	$1.26
Leverage as of December 31, 2007***	9%

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

   Past performance does not guarantee future results.

** The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

*** As a percentage of net assets, which is the total assets of the Fund (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	12/31/07	12/31/06	Change	High	Low

Market Price	$15.84	$18.54	(14.56%)	$20.06	$15.53
Net Asset Value	$17.42	$18.50	(5.84%)	$18.56	$17.37

The following chart shows the portfolio composition of the Fund’s long-term investments:

Portfolio Composition

				12/31/07	12/31/06

Government Agency Mortgage-Backed Securities				67%	61%
Government Agency Mortgage-Backed Securities — Collateralized Mortgage Obligations				14	—
Non-Government Agency Mortgage-Backed Securities				6	11
Asset-Backed Securities				4	—
Preferred Securities				3	—
Corporate Bonds				2	—
Government & Agency Obligations				2	28
Other*				2	—

* Includes portfolio holdings in options purchased.

4 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

Schedule of Investments as of December 31, 2007					(in U.S. dollars)

		Face	Interest	Maturity
Issue		Amount	Rate	Date(s)	Value

Government & Agency Obligations — 3.3%
Federal Farm Credit Bank		$ 3,500,000	4.55%	6/08/2020 (h)	$ 3,453,506

Federal Home Loan Bank		3,525,000	5.40	10/27/2011 (h)(i)	3,568,319

Total Government & Agency Obligations (Cost — $6,844,719) — 3.3%					7,021,825

Government Agency Mortgage-Backed Securities** — 92.7%
Fannie Mae Guaranteed Pass Through Certificates		8,400,000	4.50	1/15/2023 (f)	8,266,121
		1,904,425	4.66	7/01/2010	1,918,727
		5,975,307	4.681	2/01/2013	6,070,058
		59,200,344	5.00	11/01/2033 – 1/15/2038 (f)(h)	57,795,045
		7,939,300	5.24	4/01/2012	8,158,896
		5,663,896	5.284	10/01/2035 (a)	5,692,392
		49,117,247	5.50	1/15/2023 – 1/15/2038 (f)	49,123,620
		2,651,727	5.707	2/01/2012	2,791,065
		19,460,501	6.00	7/01/2036 – 1/15/2038 (f)	19,763,010
		5,342,865	6.60	1/01/2011	5,604,604

Freddie Mac Mortgage Participation Certificates		1,089,434	4.50	5/01/2034	1,030,855
		19,132,658	5.00	5/01/2020 – 8/01/2037	18,766,680
		786,313	5.50	4/01/2037	784,690
		2,500,000	6.00	1/15/2038 (f)	2,536,720
		4,200,000	6.50	1/15/2038 (f)	4,316,811

Ginnie Mae MBS Certificates		2,813,923	5.00	11/15/2035	2,773,608
		2,578,981	5.50	11/15/2035	2,598,617

Total Government Agency Mortgage-Backed Securities (Cost — $195,245,870) — 92.7%					197,991,519

	Face
	Amount	Issue

Asset-Backed Securities** — 5.8%
$ 2,794,967		Asset-Backed Securities Corp. Home Equity Line Trust Series 2006-HE7 Class A2,
		4.915% due 11/25/2036 (a)			2,760,707
	3,220,000	First Franklin Mortgage Loan Asset-Backed Certificates Series 2005-FF2 Class M2,
		5.305% due 3/25/2035 (a)			2,672,600
	2,240,927	GSAA Home Equity Trust Series 2005-1 Class AF2, 4.316% due 11/25/2034 (a)			2,134,371
		Securitized Asset-Backed Receivables LLC Trust (a):
	2,000,000	Series 2005-0P1 Class M2, 5.315% due 1/25/2035			1,702,220
	1,025,000	Series 2005-OP2 Class M1, 5.295% due 10/25/2035			922,500
	2,500,000	Soundview Home Equity Loan Trust Series 2007-OPT5 Class 2A2, 5.815%
		due 10/25/2037 (a)			2,296,094

Total Asset-Backed Securities (Cost — $13,262,880) — 5.8%					12,488,492

Corporate Bonds — 3.3%
Diversified Financial	1,000,000	Citigroup, Inc., 8.30% due 12/21/2077 (a)			1,044,191
Services — 0.4%

Electric Utilities — 0.9%	2,000,000	PPL Capital Funding, 6.70% due 3/30/2067 (a)			1,840,196

Insurance — 2.0%	2,000,000	The Allstate Corp., 6.50% due 5/15/2057 (a)			1,861,354
		ZFS Finance (USA) (a)(b):
	500,000	Trust IV, 5.875% due 5/09/2032			466,065
	2,000,000	Trust V, 6.50% due 5/09/2067			1,846,376

					4,173,795

Total Corporate Bonds (Cost — $7,434,129) — 3.3%					7,058,182

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

5

Schedule of Investments (continued)			(in U.S. dollars)

	Face
	Amount	Issue	Value

Government Agency Mortgage-Backed Securities** — Collateralized Mortgage Obligations — 19.1%
Collateralized Mortgage		Fannie Mae Trust:
Obligations — 19.1%	$ 4,482,116	Series 353 Class 2, 5% due 8/01/2034 (g)	$ 1,118,073
	4,151,653	Series 367 Class 2, 5.50% due 1/25/2036 (g)	1,005,906
	4,674,585	Series 378 Class 5, 5% due 7/01/2036 (g)	999,424
	3,787,586	Series 2006-129 Class PA, 5.50% due 7/25/2028	3,832,506
		Ginnie Mae Trust (a):
	30,872,180	Series 2005-47 Class SP, 0.853% due 8/20/2032 (g)	1,338,837
	10,000,000	Series 2005-87 Class C, 5.328% due 9/16/2034	10,066,274
	10,000,000	Series 2006-3 Class C, 5.235% due 4/16/2039	9,645,262
	8,781,769	Series 2006-30 Class IO, 0.80% due 5/16/2046 (g)	354,427
		Freddie Mac Multiclass Certificates:
	4,798,750	Series 232 Class IO, 5% due 8/01/2035 (g)	1,174,641
	2,561,861	Series 2369 Class SU, 3.248% due 10/15/2031 (a)(g)	210,290
	610,263	Series 2611 Class KT, 4.037% due 4/15/2017 (a)	613,682
	6,995,600	Series 2654 Class YD, 5% due 12/15/2026 (g)	527,819
	1,116,848	Series 2659 Class IA, 5% due 12/15/2021 (g)	11,448
	5,000,000	Series 2958 Class MD, 5.50% due 1/15/2031	5,056,924
	3,689,400	Series 2996 Class SJ, 2.098% due 6/15/2035 (a)(g)	137,318
	2,680,000	Series 3042 Class EA, 4.50% due 9/15/2035	2,515,611
	1,674,840	Series 3136 Class PD, 6% due 12/15/2034	1,706,834
	4,088,215	Series 3183 Class KI, 6% due 12/15/2034 (g)	363,142

Total Government Agency Mortgage-Backed Securities — Collateralized Mortgage Obligations (Cost — $40,757,110) — 19.1%			40,678,418

Non-Government Agency Mortgage-Backed Securities** — 7.7%
Collateralized Mortgage	965,660	Banc of America Mortgage Securities Inc. Series 2003-J Class 2A1, 4.086%
Obligations — 7.7%		due 11/25/2033 (a)	969,898
	1,715,892	CS First Boston Mortgage Securities Corp. Series 2005-11 Class 6A5, 6% due 12/25/2035	1,720,196
	475,000	Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.888% due 6/10/2017 (a)	488,435
	2,744,619	Countrywide Alternative Loan Trust Series 2006-41CB Class 2A17, 6% due 1/25/2037	2,759,508
	23,845,000	First Horizon Alternative Mortgage Securities Series 2007-FA2 Class 1A11, 1.245%
		due 4/25/2037 (a)(g)	887,131
	1,500,000	Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 6.111%
		due 7/10/2038 (a)	1,567,558
		JPMorgan Chase Commercial Mortgage Securities Corp. Class A4 (a):
	2,500,000	Series 2006-CB15, 5.814% due 6/12/2043	2,584,487
	2,000,000	Series 2006-LDP7, 6.065% due 4/15/2045	2,080,925
	1,330,000	Series 2007-CB20, 5.794% due 2/12/2051	1,370,046
	15,679,230	Residential Asset Securitization Trust Series 2004-A9 Class A3, 1.83%
		due 12/25/2034 (a)(g)	502,719
	1,490,725	Residential Funding Mortgage Securities I Series 2006-S1 Class 1A5, 5.25%
		due 1/25/2036	1,490,907

Total Non-Government Agency Mortgage-Backed Securities (Cost — $15,971,344) — 7.7%			16,421,810

Industry		Preferred Securities

Capital Trusts — 1.6%
Consumer Finance — 0.8%	2,000,000	Capital One Capital III, 7.686% due 8/15/2036	1,626,326

Diversified Financial	2,000,000	JPMorgan Chase Capital XXII, 6.45% due 2/02/2037	1,780,378
Services — 0.8%

Total Capital Trusts (Cost — $4,174,657) — 1.6%			3,406,704

6 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

Schedule of Investments (continued)					(in U.S. dollars)

	Shares
Industry	Held	Preferred Securities			Value

Preferred Stocks — 1.0%
	40,000	Fannie Mae, 8.25%			$ 1,030,000
	40,000	Freddie Mac Series Z, 8.375%			1,046,000

Total Preferred Stocks (Cost — $2,000,000) — 1.0%					2,076,000

	Face
	Amount

Trust Preferreds — 2.2%
Capital Markets — 0.7%	$2,000,000	Morgan Stanley Capital Trust VIII, 6.45% due 4/15/2067			1,577,600

Commercial Banks — 0.7%	2,000,000	Wachovia Capital Trust IX, 6.375% due 6/01/2067			1,596,000

Media — 0.8%	2,000,000	Comcast Corp., 6.625% due 5/15/2056			1,647,200

Total Trust Preferreds (Cost — $5,982,206) — 2.2%					4,820,800

Total Preferred Securities (Cost — $12,156,863) — 4.8%					10,303,504

	Beneficial
	Interest

Short-Term Securities — 8.0%
	$17,107,254	BlackRock Liquidity Series, LLC Cash Sweep Series, 5.04% (c)(d)			17,107,254

Total Short-Term Securities (Cost — $17,107,254) — 8.0%					17,107,254

	Number of
	Contracts†	Options Purchased

Options Purchased — 2.2%
Call Options Purchased	18	Receive a fixed rate of 5.495% and pay a floating rate based on 3-month LIBOR,
		expiring May 2012, Broker Credit Suisse First Boston International (e)			1,011,349
	18	Receive a fixed rate of 5.725% and pay a floating rate based on 3-month LIBOR,
		expiring May 2012, Broker Lehman Brothers Special Financing (e)			1,095,752
	9	Receive a fixed rate of 5.895% and pay a floating rate based on 3-month,
		expiring August 2011, Broker JPMorgan Chase (e)			591,617

					2,698,718

Put Options Purchased	18	Pay a fixed rate of 5.495% and receive a floating rate based on 3-month LIBOR,
		expiring May 2012, Broker Credit Suisse First Boston International (e)			834,714
	18	Pay a fixed rate of 5.725% and receive a floating rate based on 3-month LIBOR,
		expiring May 2012, Broker Lehman Brothers Special Financing (e)			737,830
	9	Pay a fixed rate of 5.895% and receive a floating rate based on 3-month LIBOR,
		expiring August 2011, Broker JPMorgan Chase (e)			322,448

					1,894,992

Total Options Purchased (Premiums Paid — $3,573,570) — 2.2%					4,593,710

Total Investments Before TBA Sale Commitments and Options Written (Cost — $312,353,739*) — 146.9%					313,664,714

		Face	Interest	Maturity
Issue		Amount	Rate	Dates

TBA Sale Commitments — (13.6%)
Fannie Mae Guaranteed Pass Through Certificates		$29,700,000	5.00%	11/01/2033 — 10/01/2035	(28,977,904)

Total TBA Sale Commitments (Proceeds — $28,620,138) — (13.6%)					(28,977,904)

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

7

Schedule of Investments (continued)			(in U.S. dollars)

	Number of
	Contracts†	Options Written	Value

Options Written — (3.7%)
Call Options Written	11	Pay a fixed rate of 5.685% and receive a floating rate based on 3-month LIBOR,
		expiring May 2010, Broker Lehman Brothers Special Financing (e)	$ (1,163,174)
	50	Pay a fixed rate of 4.625% and receive a floating rate based on 3-month LIBOR,
		expiring March 2008, Broker Deutsche Bank AG London (e)	(1,187,550)
	11	Pay a fixed rate of 5.4475% and receive a floating rate based on 3-month LIBOR,
		expiring May 2010, Broker Credit Suisse First Boston International (e)	(1,027,741)
	36	Pay a fixed rate of 5.88% and receive a floating rate based on 3-month LIBOR,
		expiring June 2008, Broker Deutsche Bank AG London (e)	(3,396,459)

			(6,774,924)

Put Options Written	11	Receive a fixed rate of 5.4475% and pay a floating rate based on 3-month LIBOR,
		expiring May 2010, Broker Credit Suisse First Boston International (e)	(675,708)
	11	Receive a fixed rate of 5.685% and pay a floating rate based on 3-month LIBOR,
		expiring May 2010, Broker Lehman Brothers Special Financing (e)	(557,524)

			(1,233,232)

Total Options Written (Premiums Received — $3,720,246) — (3.7%)			(8,008,156)

Total Investments, Net of Options Written (Cost — $280,013,355) — 129.6%			276,678,654
Liabilities in Excess of Other Assets — (29.6%)			(63,163,738)

Net Assets — 100.0%			$ 213,514,916

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 312,353,739

Gross unrealized appreciation	$ 5,395,481
Gross unrealized depreciation	(4,084,506)

Net unrealized appreciation	$ 1,310,975

** Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancing of the underlying mortgage instruments, the average life may be substantially less than the original maturity.
† One contract represents a notional amount of $1,000,000.
(a) Floating rate security.
(b) The security may be offered and sold to “qualified institutional buyers”
under Rule 144A of the Securities Act of 1933.
(c) Represents the current yield as of December 31, 2007.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:

	Net	Interest
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$6,590,167	$216,044
BlackRock Liquidity Series, LLC
Money Market Series	—	$ 195

(e) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.

(f) Represents or includes a “to-be-announced” transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.
(g) Represents the interest-only portion of a mortgage-backed security and has either a nominal or notional amount of principal.
(h) All or a portion of security held as collateral in connection with open reverse repurchase agreement.
(i) All or a portion of security held as collateral in connection with open financial futures contracts.

• Reverse repurchase agreements outstanding as of December 31,2007 were as follows:

Net
Counter- Interest		Trade	Maturity	Closing	Face
party	Rate	Date	Date	Amount	Amount

Lehman
Brothers,
Inc	4.75%	12/13/07	1/08/08	$ 5,565,486	$ 5,547,188
Lehman
Brothers,
Inc	5.05%	12/13/07	1/08/08 $15,203,130		$15,150,000

• Financial futures contracts purchased as of December 31,2007 were as follows:

Unrealized
Number of		Expiration	Face	Appreciation
Contracts	Issue	Date	Value	(Depreciation)

298	U.S. Treasury	March
	Bonds (5 Year)	2008	$33,022,206	$(158,393)
378	U.S. Treasury	March
	Bonds (10 Year)	2008	$42,737,286	124,370

Total Unrealized Depreciation — Net				$ (34,023)

8 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

Schedule of Investments (concluded) (in U.S. dollars)

• Financial futures contracts sold as of December 31, 2007 were as follows:

Number of		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation

25	Euro Dollar	March
	Futures	2008	$ 5,982,737	$ (2,576)
107	UST Bonds	March
	(2 Year)	2008	$22,475,495	(21,255)
25	Euro Dollar	June
	Futures	2008	$ 5,997,424	(18,514)
25	Euro Dollar	September
	Futures	2008	$ 6,003,361	(28,514)
20	Euro Dollar	December
	Futures	2008	$ 4,803,439	(28,061)
20	Euro Dollar	March
	Futures	2009	$ 4,799,189	(32,311)
20	Euro Dollar	June
	Futures	2009	$ 4,792,689	(32,811)
20	Euro Dollar	September
	Futures	2009	$ 4,786,439	(31,061)
13	Euro Dollar	December
	Futures	2009	$ 3,107,935	(17,915)
13	Euro Dollar	March
	Futures	2010	$ 3,104,686	(16,127)
13	Euro Dollar	June
	Futures	2010	$ 3,101,273	(14,502)
13	Euro Dollar	September
	Futures	2010	$ 3,098,348	(13,202)

Total Unrealized Depreciation				$ (256,849)

• Swaps outstanding as of December 31, 2007 were as follows:

				Unrealized
			Notional	Appreciation
			Amount (Depreciation)

Pay a fixed rate of 4.68528%
and receive a floating rate based on
3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires September 2009		$130,000,000		$(1,792,391)
Receive a fixed rate of 4.032%
and pay a floating rate based on
3-month USD LIBOR
Broker, Credit Suisse First Boston
Expires December 2009		$125,000,000		405,937
Receive a fixed rate of 4.6625%
and pay a floating rate based on
3-month USD LIBOR
Broker, Credit Suisse First Boston
Expires September 2010		$201,000,000		3,882,004

		Unrealized
	Notional	Appreciation
		Amount (Depreciation)

Pay a fixed rate of 4.795% and
receive a floating rate based
on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires October 2010	$100,000,000	$ (2,376,039)
Pay a fixed rate of 4.805% and
receive a floating rate based
on 3-month USD LIBOR
Broker, Lehman Brothers Inc.
Expires October 2010	$ 50,000,000	(1,200,898)
Receive a fixed rate of 4.48%
and pay a floating rate based on
3-month USD LIBOR
Broker, Credit Suisse First Boston
Expires October 2010	$100,000,000	1,551,344
Pay a fixed rate of 5.705% and
receive a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires June 2017	$ 50,000,000	(4,109,876)
Pay a fixed rate of 5.769% and
receive a floating rate based
on 3-month USD LIBOR
Broker, Lehman Brothers Inc.
Expires July 2017	$ 25,000,000	(2,186,115)
Pay a fixed rate of 5.773% and
receive a floating rate based
on 3-month USD LIBOR
Broker, Lehman Brothers Inc.
Expires July 2017	$ 25,000,000	(2,199,632)
Receive a fixed rate of 4.65%
and pay a floating rate based on
3-month USD LIBOR
Broker, Credit Suisse First Boston
Expires December 2017	$ 48,600,000	(84,183)
Pay a fixed rate of 5.9575% and
receive a floating rate based on
3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires December 2037	$ 25,000,000	(3,647,929)

Total		$(11,757,778)

See Notes to Financial Statements.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

9

Statement of Assets and Liabilities

As of December 31, 2007

Assets

Investments in unaffiliated securities, at value (identified cost — $291,672,915)		$ 291,963,750
Investments in affiliated securities, at value (identified cost — $17,107,254)		17,107,254
Unrealized appreciation on swaps		5,839,285
Options purchased, at value (premiums paid — $3,573,570)		4,593,710
Receivables:
Securities sold	$ 28,620,138
Swaps	2,377,081
Interest	2,068,093
Variation margin	211,950
Principal paydowns	156,112	33,433,374

Prepaid expenses and other assets		11,322

Total assets		352,948,695

Liabilities

Unrealized depreciation on swaps		17,597,063
Reverse repurchase agreements		20,697,188
TBA sale commitments, at value (proceeds — $28,620,138)		28,977,904
Options written, at value (premiums received — $3,720,246)		8,008,156
Bank overdraft		17,178
Payables:
Securities purchased	61,328,336
Dividends to shareholders	1,286,920
Swaps	1,169,581
Investment advisor	164,045
Interest payable	54,285
Other affiliates	2,000	64,005,167

Accrued expenses and other liabilities		131,123

Total liabilities		139,433,779

Net Assets

Net assets		$ 213,514,916

Capital

Common Stock, par value $.10 per share; 200,000,000 shares authorized		$ 1,225,638
Paid-in capital in excess of par		226,460,306
Undistributed realized capital gains — net		1,212,323
Unrealized depreciation — net		(15,383,351)

Total capital — Equivalent to $17.42 per share based on 12,256,377 shares of capital stock outstanding (market value — $15.84)		$ 213,514,916

See Notes to Financial Statements.

10 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

Statement of Operations

For the Year Ended December 31, 2007

Investment Income

Interest (including $216,044 from affiliates)		$ 14,131,915
Securities lending — net		195

Total income		14,132,110

Expenses

Investment advisory fees	$ 1,952,261
Interest expense	930,455
Short sale expense	181,688
Accounting services	74,889
Professional fees	62,050
Printing and shareholder reports	40,486
Transfer agent fees	33,163
Custodian fees	30,936
Repurchase offer	29,014
Directors’ fees and expenses	21,580
Pricing services	11,349
Listing fees	9,583
Other	31,095

Total expenses		3,408,549

Investment income — net		10,723,561

Realized & Unrealized Gain (Loss) — Net

Realized gain on:
Investments — net	(661,549)
Financing futures contracts and swaps — net	5,460,328
Options written — net	4,919,297
TBA sale commitments — net	196,281	9,914,357

Change in unrealized appreciation/depreciation on:
Investments — net	2,058,857
Financing futures contracts and swaps — net	(12,875,569)
Options written — net	(4,543,620)
TBA sale commitments — net	(357,766)	(15,718,098)

Total realized and unrealized loss — net		(5,803,741)

Net Increase in Net Assets Resulting from Operations		$ 4,919,820

See Notes to Financial Statements.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

11

Statements of Changes in Net Assets

	For the
	Year Ended December 31,

Increase (Decrease) in Net Assets:	2007	2006

Operations

Investment income — net	$ 10,723,561	$ 9,915,042
Realized gain (loss) — net	9,914,357	(37,918)
Change in unrealized appreciation/depreciation — net	(15,718,098)	(765,310)

Net increase in net assets resulting from operations	4,919,820	9,111,814

Dividends & Distributions to Shareholders

Investment income — net	(8,505,077)	(10,234,534)
Realized gain — net	(10,461,366)	(437,155)
Tax return of capital	—	(7,129,386)

Net decrease in net assets resulting from dividends and distributions to shareholders	(18,966,443)	(17,801,075)

Capital Stock Transactions

Value of shares issued to Common Stock shareholders in reinvestment of dividends	2,604,860	1,428,985
Net redemption of Common Stock resulting from a repurchase offer (including $219,324 and $8,789 of repurchase fees, respectively) .	(11,017,830)	(435,066)
Offering costs, including adjustments, resulting from the issuance of Common Stock	—	(19,804)

Net increase (decrease) in net assets resulting from capital stock transactions	(8,412,970)	974,115

Net Assets

Total decrease in net assets	(22,459,593)	(7,715,146)
Beginning of year	235,974,509	243,689,655

End of year	$ 213,514,916	$ 235,974,509

See Notes to Financial Statements.

12 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

Financial Highlights

			For the Period
	For the Year Ended		October 31, 2005†
The following per share data and ratios have been derived	December 31,		to December 31,
from information provided in the financial statements.	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$ 18.50	$ 19.18	$ 19.10

Investment income — net**	.84	.78	.13
Realized and unrealized gain (loss) — net	(.54)	(.06)	.10

Total from investment operations	.30	.72	.23

Less dividends and distributions:
Investment income — net	(.62)	(.81)	(.10)
Realized gain — net	(.76)	(.03)	(.02)
Tax return of capital	—	(.56)	—

Total dividends and distributions	(1.38)	(1.40)	(.12)

Offering costs, including adjustments, resulting from the issuance of Common Stock	—	—††	(.03)

Net asset value, end of period	$ 17.42	$ 18.50	$ 19.18

Market price per share, end of period	$ 15.84	$ 18.54	$ 18.09

Total Investment Return***

Based on net asset value per share	2.39%	4.08%	1.06%‡

Based on market price per share	(7.10%)	10.59%	(8.97%)‡

Ratios to Average Net Assets

Expenses, excluding interest expense	1.00%	1.01%	.94%*

Expenses	1.48%	1.01%	.94%*

Investment income — net	4.67%	4.18%	3.89%*

Supplemental Data

Net assets, end of period (in thousands)	$ 213,515	$ 235,975	$ 243,690

Portfolio turnover	254%	76%	20%

* Annualized.
** Based on average shares outstanding.
*** Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
† Commencement of operations.
† † Amount is less than $(.01) per share.
‡ Aggregate total investment return.
See Notes to Financial Statements.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

13

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Enhanced Government Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund’s Common Stock shares are listed on the New York Stock Exchange (“NYSE”) under the symbol EGF.

The following is a summary of significant accounting policies followed by the Fund.

Valuation of Investments: The Fund values most of their investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Fund’s Board of Directors (the “Directors” or a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. In the case of options traded in the OTC market, valuation is the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts are traded on exchanges and are valued at their last sale price. Repurchase agreements are valued at cost plus accrued interest. Investments in open-end investment companies are valued at their net asset value each business day. Short-term securities may be valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of or in accordance with a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor shall seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arms-length transaction. Fair value determinations shall be based upon all available factors that the advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets shall be subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates generally will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund’s Board or by BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Fund’s Board.

Derivative Financial Instruments: The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract.

•Options: The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent lia- bility. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). Written and purchased options are non-income produc- ing investments.

•Swaps: The Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make peri- odic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a prede- termined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a speci- fied security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as real- ized gains or losses, respectively. Gains or losses are realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation

14 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

Notes to Financial Statements (continued)

(depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements.

Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions.

The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option. Swap options may be used by the Fund to manage the duration of the Fund’s portfolio in a manner similar to more generic options described above.

•Financial Futures Contracts: The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of secu-rities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund may utilize futures for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk.

Segregation: In cases in which the 1940 Act, and the interpretive positions of the Securities and Exchange Commission (the “SEC”) require that the Fund segregate assets in connection with certain investments (e.g., when-issued securities or swap agreements), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the years ended December 31, 2005 through December 31, 2006. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Offering Expenses: Direct expenses relating to the public offering of the Fund’s Common Stock were charged to capital at the time of issuance of the shares. Any adjustments to estimates of offering costs were recorded to capital.

Securities Lending: The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. govern-

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

15

Notes to Financial Statements (continued)

ment as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is detemined at the close of business of the Funds and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Fund may receive a flat fee for their loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return the borrowed securities within the standard time period for settlement of securities transactions.

The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Mortgage Dollar Rolls: The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. The Fund receives compensation as consideration for entering into the commitment to repurchase. The Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Short Sales: When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently “marked-to-market” to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account. The Fund is required to repay the counterparty any dividends or interest received on the security sold short.

A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the terminiation of a short sale if the market price is greater or less than the proceeds originally received.

TBA Commitments: The Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Valuation of investments.”

Bank Overdraft: The Fund recorded a bank overdraft, which resulted from management estimates of available cash.

Asset-Backed Securites: The Fund invests a significant portion of its assets in securites backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities can affect the value, income and/or liquidity of such positions.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with qualified third party broker-dealers. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance and is included within the related liability on the Statements of Assets and Liabilities. At the time the Fund enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. The Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Other: Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses are generally pro-rated to the Fund on the basis of relative net assets of all the BlackRock Closed-End Funds.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and

16 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

Notes to Financial Statements (concluded)

Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Reclassifications: Accounting principles generally accepted in the U.S. require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $2,247,498 has been reclassified between undistributed net investment income and undistributed net realized gains and $29,014 has been reclassified between paid-in capital in excess of par and undistributed net investment income as a result of permanent differences attributable to accounting for swap agreements, accounting for paydowns and non-deductible expenses. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with the Advisor. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .85% of the aggregate of the Fund’s average daily net assets and the proceeds of any outstanding debt securities or borrowings used for leverage. In addition, the Advisor has entered into a sub-advisory agreement with BlackRock Financial Management, Inc., an affiliate of the Advisor, under which the Advisor pays the sub-advisor for its sub-advisory services.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Fund also has retained BlackRock Investment Management, LLC. (“BIM”), an affiliate of the Advisor, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates.

For the year ended December 31, 2007, BIM received $84 in securities lending agent fees.

For the year ended December 31, 2007, the Fund reimbursed the Advisor $4,249 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities and dollar rolls, for the year ended December 31, 2007 were $745,377,163 and $710,519,747, respectively.

Transactions in options written for the year ended December 31, 2007 were as follows:

	Number of	Premiums
	Contracts†	Received

Outstanding call options written,
beginning of year	128	$ 508,030
Options written	900	8,498,523
Options expired	(690)	(4,237,625)
Options closed	(230)	(2,306,811)

Outstanding call options written, end
of year	108	$ 2,462,117

† One contract includes a notional amout of $1,000,000.

	Number of	Premiums
	Contracts†	Received

Outstanding put options written,
beginning of year	50	$ 30,000
Options written	1,179	5,195,092
Options expired	(520)	(924,540)
Options closed	(687)	(3,042,423)

Outstanding put options written, end
of year	22	$1,258,129

† One contract includes a notional amout of $1,000,000.

4. Capital Share Transactions:

The Fund is authorized to issue 200,000,000 shares of capital stock, par value $.10 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of capital stock without approval of the holders of Common Stock. Shares issued and outstanding during the year ended December 31, 2007 increased by 143,199 as a result of dividend reinvestment and decreased by 645,072 as a result of a repurchase offer. Shares issued and outstanding during the year ended December 31, 2006 increased by 77,011 as a result of dividend reinvestment and decreased by 23,997 as a result of a repurchase offer.

The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer may be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

17

Notes to Financial Statements (concluded)

5. Reverse Repurchase Agreement:

For the year ended December 31, 2007, the Fund’s average amount borrowed was approximately $17,823,000 and the daily weighted average interest rate was 5.22% .

6. Distributions to Shareholders:

The tax character of distributions paid by the Fund during the year ended December 31, 2007 and December 31, 2006 was as follows:

	12/31/2007	12/31/2006

Distributions paid from:
Ordinary income	$ 18,966,443	$ 10,275,940
Net long-term capital gains	—	395,749
Tax return of capital	—	7,129,386

Total distributions	$ 18,966,443	$ 17,801,075

As of December 31, 2007, the components of accumulated losses on a tax basis were as follows:
Undistributed ordinary income — net	$ 1,427,394
Unrealized losses — net	(15,598,422)*

Total accumulated losses — net	$ (14,171,028)

* The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the deferral of post-October capital losses for tax purposes.

7. Subsequent Event:

The Fund paid a dividend in the amount of $.105000 per share on January 9, 2008 to shareholders of record on December 31, 2007.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock Enhanced Government Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Enhanced Government Fund, Inc. (the “Fund”) as of December 31, 2007, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights of the Fund for the period October 31, 2005 (commencement of operations) to December 31, 2005, were audited by other auditors whose report, dated February 8, 2006, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of express-

ing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Enhanced Government Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended and the changes in its net assets. and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP Princeton, New Jersey February 26, 2008

18 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

Automatic Dividend Reinvestment Plan

How the Plan Works — The Fund offers a Dividend Reinvestment Plan (the “Plan”) under which income and capital gains dividends paid by the Fund are automatically reinvested in additional shares of Common Stock of the Fund. The Plan is administered on behalf of the shareholders by The Bank of New York Mellon (the “Plan Agent”). Under the Plan, whenever the Fund declares a dividend, participants in the Plan will receive the equivalent in shares of Common Stock of the Fund. The Plan Agent will acquire the shares for the participant’s account either (i) through receipt of additional unissued but authorized shares of the Fund (“newly issued shares”) or (ii) by purchase of outstanding shares of Common Stock on the open market on the New York Stock Exchange or elsewhere. If, on the dividend payment date, the Fund’s net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (a condition often referred to as a “market premium”), the Plan Agent will invest the dividend amount in newly issued shares. If the Fund’s net asset value per share is greater than the market price per share (a condition often referred to as a “market discount”), the Plan Agent will invest the dividend amount by purchasing on the open market additional shares. If the Plan Agent is unable to invest the full dividend amount in open market purchases, or if the market discount shifts to a market premium during the purchase period, the Plan Agent will invest any uninvested portion in newly issued shares. The shares acquired are credited to each shareholder’s account. The amount credited is determined by dividing the dollar amount of the dividend by either (i) when the shares are newly issued, the net asset value per share on the date the shares are issued or (ii) when shares are purchased in the open market, the average purchase price per share.

Participation in the Plan — Participation in the Plan is automatic, that is, a shareholder is automatically enrolled in the Plan when he or she purchases shares of Common Stock of the Fund unless the shareholder specifically elects not to participate in the Plan. Shareholders who elect not to participate will receive all dividend distributions in cash. Shareholders who do not wish to participate in the Plan must advise the Plan Agent in writing (at the address set forth below) that they elect not to participate in the Plan. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by writing to the Plan Agent.

Benefits of the Plan — The Plan provides an easy, convenient way for shareholders to make additional, regular investments in the Fund. The Plan promotes a long-term strategy of investing at a lower cost. All shares acquired pursuant to the Plan receive voting rights. In addition, if the market price plus commissions of the Fund’s shares is above the net asset value, participants in the Plan will receive shares of the Fund for less than they could otherwise purchase them and with a cash value greater than the value of any cash distribution they would have received.

However, there may not be enough shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

Plan Fees — There are no enrollment fees or brokerage fees for participating in the Plan. The Plan Agent’s service fees for handling the reinvestment of distributions are paid for by the Fund. However, brokerage commissions may be incurred when the Fund purchases shares on the open market and shareholders will pay a pro rata share of any such commissions.

Tax Implications — The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Therefore, income and capital gains may still be realized even though shareholders do not receive cash. Participation in the Plan generally will not affect the tax-exempt status of exempt interest dividends paid by the Fund. If, when the Fund’s shares are trading at a market premium, the Fund issues shares pursuant to the Plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of the discount from the market value (which may not exceed 5% of the fair market value of the Fund’s shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all the shareholders, including shareholders who do not participate in the Plan. Thus, shareholders who do not participate in the Plan might be required to report as ordinary income a portion of their distributions equal to their allocable share of the discount.

Contact Information — All correspondence concerning the Plan, including any questions about the Plan, should be directed to the Plan Agent at The Bank of New York Mellon, One Wall Street, New York, NY 10286, Telephone: 800-432-8224.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

19

Officers and Directors

Number of
BlackRock-
	Position(s)			Advised Funds
Name, Address	Held with	Length of		and Portfolios	Public
and Year of Birth	Fund	Time Served	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors*

G. Nicholas Beckwith, III	Director	2007 to	Chairman and Chief Executive Officer, Arch Street Management, LLC	111 Funds	None
40 East 52nd Street		present	since 2005; Chairman and CEO, Beckwith Blawnox Property LLC since	108 Portfolios
New York, NY 10022			2005; Chairman and CEO, Beckwith Clearfield Property LLC since
1945			2005; Chairman and CEO, Beckwith Delmont Property LLC since
2005; Chairman and CEO, Beckwith Erie Property LLC since 2005;
Chairman, Penn West Industrial Trucks LLC since 2005; Chairman,
President and Chief Executive Officer, Beckwith Machinery Company
from 1969 to 2005; Chairman of the Board of Directors, University
of Pittsburgh Medical Center since 2002; Board of Directors, Shady
Side Hospital Foundation since 1977; Beckwith Institute for Innovation
In Patient Care since 1991; Member, Advisory Council on Biology and
Medicine, Brown University since 2002; Trustee, Claude Worthington
Benedum Foundation since 1977; Board of Trustees, Chatham College,
University of Pittsburgh since 2003; Emeritus Trustee, Shady Side
Academy since 1977.

Richard E. Cavanagh	Director	2007 to	Trustee, Aircraft Finance Trust (AFT) since 1999; Director, The Guardian	112 Funds	Arch Chemical
40 East 52nd Street	and	present	Life Insurance Company of America since 1998; Chairman and	109 Portfolios	(chemicals and
New York, NY 10022	Chairman of		Trustee, Educational Testing Service (ETS) since 1997; Director, the		allied products)
1946	the Board of		Fremont Group since 1996; President and Chief Executive Officer of
	Directors		The Conferences Board, Inc. (global business research) from 1995 to 2007.

Kent Dixon	Director	2007 to	Consultant/Investor since 1988.	112 Funds	None
40 East 52nd Street	and Member	present		109 Portfolios
New York, NY 10022	of the Audit
1937	Committee

Frank J. Fabozzi	Director	2007 to	Consultant/Editor of The Journal of Portfolio Management; Yale	112 Funds	None
40 East 52nd Street	and Member	present	University, School of Management, Professor in the Practice of	109 Portfolios
New York, NY 10022	of the Audit		Finance and Becton Fellow since 2006; Adjunct Professor of
1948	Committee		Finance and Becton Fellow from 2005 to 2006; Professor in the practice of Finance from 2003 to 2005; Adjunct Professor of
Finance from 1994 to 2003; Author and Editor.

Kathleen F. Feldstein	Director	2007 to	President of Economic Studies, Inc. (a Belmont MA-based private	112 Funds	The McClatchy
40 East 52nd Street		present	economic consulting firm) since 1987; Chair, Board of Trustees,	109 Portfolios	Company
New York, NY 10022			McLean Hospital since 2000; Member of the Board of Partners
1941			Community Healthcare, Inc. since 2005; Member of the Board of
Partners HealthCare and Sherrill House since 1990; Trustee, Museum of Fine Arts, Boston since 1992 and a Member of the Visiting
Committee to the Harvard University Art Museum since 2003;
Trustee, The Committee for Economic Development (research
organization of business leaders and educators) since 1990;
Member of the Advisory Board to the International School of Business,
Brandeis University since 2002.

James T. Flynn	Director,	2004 to	Chief Financial Officer of JP Morgan & Co., Inc. from 1990 to 1995	111 Funds	None
40 East 52nd Street	and Member	present	and an employee of JP Morgan in various capacities from 1967	108 Portfolios
New York, NY 10022	of the Audit		to 1995.
1939	Committee

Jerrold B. Harris	Director	2007 to	President and Chief Executive Officer, VWR Scientific Products	111 Funds	BlackRock Kelso
40 East 52nd Street		present	Corporation from 1989 to 1999; Trustee, Ursinus College (education)	108 Portfolios	Capital Corp.
New York, NY 10022			since 2000; Director, Troemner LLC (scientific equipment) since 2000.
1942

*Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

20 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

Officers and Directors (continued)

Number of
BlackRock-
	Position(s)			Advised Funds
Name, Address	Held with	Length of		and Portfolios	Public
and Year of Birth	Fund	Time Served	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors* (concluded)

R. Glenn Hubbard	Director	2007 to	Dean of Columbia Business School since 2004; Columbia faculty	112 Funds	ADP (data and
40 East 52nd Street		present	member since 1988; Co-director of Columbia Business School's	109 Portfolios	information services),
New York, NY 10022			Entrepreneurship Program 1997 to 2004; Visiting Professor at the		KKR Financial
1958			John F. Kennedy School of Government at Harvard University and the		Corporation, Duke
			Harvard Business School since 1985, as well as the University of		Realty, Metropolitan
			Chicago since 1994; Deputy Assistant Secretary of the U.S. Treasury		Life Insurance
			Department for Tax Policy from 1991 to 1993; Chairman of the U.S.		Company
Council of Economic Advisers under the President of the United States from 2001 to 2003.

W. Carl Kester	Director	2004 to	Deputy Dean for Academic Affairs, Harvard Business School since	111 Funds	None
40 East 52nd Street	and Member	present	2006; Mizuho Financial Group, Professor of Finance, Harvard Business	108 Portfolios
New York, NY 10022	of the Audit		School; Unit Head, Finance from 2005 to 2006; Senior Associate Dean
1951	Committee		and Chairman of the MBA Program of Harvard Business School from
1999 to 2005, Member of the faculty of Harvard Business School since
1981. Independent Consultant since 1978.

Karen P. Robards	Director	2004 to	Partner of Robards & Company, LLC (financial advisory firm) since	111 Funds	ArtiCure, Inc.
40 East 52nd Street	and	present	1987; Formerly an investment banker with Morgan Stanley for more	108 Portfolios	(medical devices)
New York, NY 10022	Chairperson		than ten years; Director of Enable Medical Corp. from 1996 to 2005;		Care Investment
1950	of the Audit		Director of AtriCure, Inc. (medical devices) since 2000; Director of		Trust, Inc.
	Committee		Care Investment Trust, Inc. (healthcare REIT) since 2007; Co-founder		(healthcare REIT)
and Director of the Cooke Center for Learning and Development
(not-for-profit organization) since 1987.

Robert S. Salomon, Jr.	Director,	2007 to	Principal of STI Management (investment adviser) from 1994 to 2005;	111 Funds	None
40 East 52nd Street	and Member	present	Chairman and CEO of Salomon Brothers Asset Management Inc. from	108 Portfolios
New York, NY 10022	of the Audit		1992 to 1995; Chairman of Salomon Brothers Equity Mutual Funds
1936	Committee		from 1992 to 1995; regular columnist with Forbes Magazine from 1992 to 2002; Director of Stock Research and U.S. Equity Strategist at
Salomon Brothers Inc. from 1975 to 1991; Trustee, Commonfund from
1980 to 2001.

*Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Interested Directors*

Richard S. Davis	Director	2007 to	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer,	184 Funds	None
40 East 52nd Street		present	State Street Research & Management Company from 2000 to 2005;	289 Portfolios
New York, NY 10022			Chairman of the Board of Trustees, State Street Research mutual funds
1945			("SSR Funds") from 2000 to 2005; Senior Vice President, Metropolitan
Life Insurance Company from 1999 to 2000; Chairman SSR Realty from
2000 to 2004.

Henry Gabbay	Director	2007 to	Consultant, BlackRock since 2007; Managing Director, BlackRock, Inc.	183 Funds	None
40 East 52nd Street		present	from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors,	288 Portfolios
New York, NY 10022			LLC from 1998 to 2007; President of BlackRock Funds and BlackRock
1947			Bond Allocation Target Shares from 2005 to 2007; Treasurer of certain closed-end funds in the Fund complex from 1989 to 2006.

*	Messrs. Davis and Gabbay are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

21

Officers and Directors (concluded)

Number of
BlackRock-
	Position(s)				Advised Funds
Name, Address	Held with	Length of			and Portfolios	Public
and Year of Birth	Fund	Time Served	Principal Occupation(s) During Past 5 Years		Overseen	Directorships

Advisory Board Member

Roscoe S. Suddarth*	Member of	2007	President, Middle East Institute, from 1995 to 2001; Foreign Service		111 Funds	None
40 East 52nd Street	the Advisory		Officer, United States Foreign Service, from 1961 to 1995 and		108 Portfolios
New York, NY 10022	Board		Career Minister from 1989 to 1995; Deputy Inspector General, U.S.
1935			Department of State, from 1991 to 1994; U.S. Ambassador to the
Hashemite Kingdom of Jordan from 1987 to 1990.

* Roscoe Suddarth resigned from the Advisory Board of the Fund, effective December 31, 2007.

Fund Officers*

Donald C. Burke	Fund	2007 to	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	present	Managers, L (“MLIM”) and Fund Asset Management, L (“FAM”) in 2006; First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	2007 to	Managing Director of BlackRock, Inc. since 2000 and First Vice President and Chief Operating Officer of Mergers
40 East 52nd Street	President	present	and Acquisitions Group from 1997 to 2000; First Vice President and Chief Operating Officer of Public Finance
New York, NY 10022			Group thereof from 1995 to 1997; Formerly First Vice President of Emerging Markets Fixed Income Research
1962			of Merrill Lynch & Co., Inc. from 1994 to 1995.

Neal J. Andrews	Chief	2007 to	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head
40 East 52nd Street	Financial	present	of Fund Accounting and Administration at PFPC Inc. from 1992 to 2006.
New York, NY 10022	Officer
1966

Jay M. Fife	Treasurer	2007 to	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		present	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian P. Kindelan	Chief	2007 to	Chief Compliance Officer of the Funds since 2007; Managing Director and Senior Counsel thereof since 2005;
40 East 52nd Street	Compliance	present	Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior
New York, NY 10022	Officer		Counsel thereof from 1998 to 2000; Senior Counsel of The PNC Bank Corp. from 1995 to 1998.
1959

Howard Surloff	Secretary	2007 to	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		present	General Counsel (U.S.) of Goldman Sachs Asset Management, L from 1993 to 2006.
New York, NY 10022
1965

* Officers of the Fund serve at the pleasure of the Board of Directors.

Custodian	Transfer Agent		Accounting Agent	Independent Registered Public		Legal Counsel
State Street Bank and	The Bank of New York Mellon		State Street Bank and	Accounting Firm		Skadden, Arps, Slate,
Trust Company	New York, NY 10286		Trust Company	Deloitte & Touche LLP		Meagher & Flom LLP
Boston, MA 02101			Princeton, NJ 08540	Princeton, NJ 08540		New York, NY 10036

22 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

Important Tax Information

The following information is provided with respect to the ordinary income distributions paid by BlackRock Enhanced Government Fund, Inc. during the fiscal year ended December 31, 2007:

Federal Obligation Interest*	7.99%

Interest-Related Dividends for Non-U.S. Residents

Month Paid: January 2007 — December 2007	41.65%**

Short-Term Capital Gain Dividends for Non-U.S. Residents	58.35%**

*	The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes

**	Represents the portion of the taxable ordinary income dividends eligible for tax exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

23

Additional Information

Fund Certification

In November 2007, the Fund filed its Chief Executive Officer
Certification for the prior year with the New York Stock Exchange pursuant to Section 303A.12(a) of the New York Sock Exchange
Corporate Governance Listing Standards.

The Fund’s Chief Executive Officer and Chief Financial Officer
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of
2002 were filed with the Fund’s Form N-CSR and are available on the
Security and Exchange Commission’s website at http://www.sec.gov.

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund has adopted an “interval fund” structure pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”). As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund’s Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund’s then outstanding shares.

The Fund has adopted the following fundamental policy regarding periodic repurchases:

(a)	The Fund will make repurchase offers at periodic intervals pursuant to Rule 23c-3 under the 1940 Act.

(b)	The periodic interval between repurchase request deadlines will be approximately 12 months.

(c)	The repurchase request deadline for each repurchase offer will be 14 days prior to the second Friday in December; provided, that in the event that such day is not a business day, the repurchase request deadline will be the subsequent business day.

(d)	The maximum number of days between a repurchase request deadline and the next repurchase pricing date will be 14 days; provided that if the 14th day after a repurchase request deadline is not a business day, the repurchase pricing date shall be the next business day.

The Board of Directors may place such conditions and limitations on a repurchase offer as may be permitted under Rule 23c-3. Repurchase offers may be suspended or postponed under certain circumstances, as provided in Rule 23c-3.

During the fiscal year ended December 31, 2007, the Fund conducted a repurchase offer for its shares pursuant to Rule 23c-3 under the 1940 Act as summarized in the following table:

Number of	Amount of	Number of Shares
Repurchase Offers	Repurchase Offer	Tendered

1	645,072	645,072

For additional information, see Note 4 in the Notes to Financial Statements.

24 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

Proxy Results

During the six-month period ended December 31, 2007, the shareholders of BlackRock Enhanced Government Fund, Inc. voted on the following proposal, which was approved at an annual shareholders’ meeting on August 16, 2007. This proposal was part of the reorganization of the Fund’s Board of Directors which took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

		Shares Voted	Shares Withheld
		For	From Voting

To elect the Fund’s Directors:	G. Nicholas Beckwith, III	11,326,925	145,424
	Richard E. Cavanagh	11,326,575	145,774
	Richard S. Davis	11,326,775	145,574
	Kent Dixon	11,326,725	145,624
	Frank J. Fabozzi	11,331,225	141,124
	Kathleen F. Feldstein	11,324,190	148,159
	James T. Flynn	11,331,225	141,124
	Henry Gabbay	11,326,575	145,774
	Jerrold B. Harris	11,326,925	145,424
	R. Glenn Hubbard	11,325,540	146,809
	W. Carl Kester	11,330,225	142,124
	Karen . Robards	11,329,425	142,924
	Robert S. Salomon, Jr.	11,330,625	141,724

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quar-
ters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Fund’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund does not make available copies of its Statements of Additional
Information because the Fund’s shares are not continuously offered, which means that the Statement of Additional Information of the Fund has not been updated after completion of the Fund’s offering and the information contained in the Fund’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Fund’s invest-
ment objective or policies or to the Fund’s character or by-laws that were not approved by the shareholders or in the principal risk factors associated with investment in the Fund. There have been no changes in the persons who are primarily responsible for the day-to-day manage-
ment of the Fund’s portfolio.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

25

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

26 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

DECEMBER 31, 2007

This report, including the financial information herein, is trans-
mitted to shareholders of BlackRock Enhanced Government Fund,
Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representa-
tion of future performance. Statements and other information here-
in are as dated and are subject to change.

A description of the policies and procedures that the Fund
uses to determine how to vote proxies relating to portfolio
securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com;
and (3) on the Securities and Exchange Commission’s website
at http://www.sec.gov. Information about how the Fund voted
proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available
upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange
Commission’s website at http://www.sec.gov.

BlackRock Enhanced Government Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#EGF-12/07

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the
“board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
independent:
David O. Beim (term ended effective November 1, 2007)
W. Carl Kester
James T. Flynn
Karen P. Robards
Robert S. Salomon, Jr. (term began effective November 1, 2007)
Kent Dixon (term began effective November 1, 2007)
Frank J. Fabozzi (term began effective November 1, 2007)

The registrant's board of directors has determined that W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since
1978. Prof. Kester’s financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.
The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock
Enhanced
Government Fund,	$33,500	$33,500	$0	$0	$6,100	$6,000	$1,042	$0
Inc.

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

     The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable

(g)	Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BlackRock Enhanced	$291,642	$3,077,450
Government Fund, Inc.

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $284,500, 0%

Item 5 – Audit Committee of Listed Registrants – The following individuals are members of the registrant’s separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the
Exchange Act (15 U.S.C. 78c(a)(58)(A)):
David O. Beim (term ended effective November 1, 2007)
W. Carl Kester
James T. Flynn
Karen P. Robards
Robert S. Salomon, Jr. (term began effective November 1, 2007)
Kent Dixon (term began effective November 1, 2007)
Frank J. Fabozzi (term began effective November 1, 2007)

Item 6 – Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
The registrant has delegated the voting of proxies relating to Fund portfolio securities to its investment adviser, BlackRock Advisors, LLC and its sub-adviser, as applicable. The Proxy Voting Policies and
Procedures of the adviser and sub-adviser are attached hereto as Exhibit 99.PROXYPOL.

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12 month period ended June 30 is available without charge (1) at www.blackrock.com and (2)
on the Commission’s web site at http://www.sec.gov.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – as of December 31, 2007.

(a)(1) BlackRock Enhanced Government Fund, Inc. is managed by a team of investment professionals comprised of Stuart Spodek, Managing Director at BlackRock, Eric Pellicciaro, Managing Director at
BlackRock, Andrew Phillips, Managing Director at BlackRock, Colm J. Murtagh, Director at BlackRock
and Jack Hattem, Director at BlackRock. Each is a member of BlackRock’s fixed income portfolio management group. Messrs. Spodek and Phillips are responsible for setting overall investment strategy and overseeing management of the Fund. Mr. Hattem is responsible for setting the Fund’s derivatives strategy. Messrs. Pellicciaro and Murtagh are responsible for the mortgage sector investment of the Fund’s portfolio. Messrs. Pellicciaro, Hattem and Murtagh are the Fund’s co-portfolio managers and are responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments.
Each member of the team has been working with the Fund since 2006.

Mr. Pellicciaro is a Managing Director and portfolio manager with BlackRock and is a member of the
Fixed Income Portfolio Management Group and the lead mortgage sector specialist. His primary responsibility is managing client portfolios, with a sector emphasis on fixed-rate mortgage securities, including pass-throughs and CMOs. Mr. Pellicciaro has been with BlackRock since 1999.

Mr. Murtagh is a Director and portfolio manager with BlackRock and is a member of the Fixed Income
Portfolio Management Group. His primary responsibility is managing client portfolios, with sector emphasis on fixed-income rate mortgage securities, including pass-throughs and CMOs. Mr. Murtagh has been with BlackRock since 1997.

Mr. Hattem is a Vice President and portfolio manager with BlackRock and is a member of the Fixed
Income Portfolio Management Group. His primary responsibility is the management of fixed income portfolios with a sector emphasis on interest rate derivatives. He also works on the implementation and management of hedging strategies across global portfolios. Mr. Hattem has been with BlackRock since
2000.

Mr. Phillips is a Managing Director and portfolio manager with BlackRock and is Co-Chair of the Fixed

Income Operating Committee and also a member of the Fixed Income Portfolio Management Group. His primary responsibility is the consistent implementation of investment strategies across all total return accounts. He is Chairman of the monthly Account Review Meeting which examines performance, compliance, and operations for all client portfolios. Mr. Phillips is also a member of the mortgage securities team. Mr. Phillips has been with BlackRock since 1991.

Mr. Spodek is a Managing Director and portfolio manager with BlackRock and is a member of the Fixed Income Portfolio Management Group. His primary responsibility is managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Spodek has been with BlackRock since 1993.

(a)(2) As of December 31, 2007:

				(iii) Number of Other Accounts and
	(ii) Number of Other Accounts Managed			Assets for Which Advisory Fee is
	and Assets by Account Type				Performance-Based

	Other			Other
(i) Name of	Registered	Other Pooled		Registered	Other Pooled
Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts

Stuart Spodek	12	15	234	0	2	20

	$4,304,401,984	$6,976,771,822	$89,688,080,987	$0	$2,465,098,152	$7,429,053,718

Andrew Phillips	31	22	294	0	2	16

	$27,712,619,688	$7,967,177,230	$121,684,681,893	$0	$1,745,461,117	$6,753,708,076

Eric Pellicciaro	7	4	38	0	1	4

	$2,966,206,391	$1,373,483,155	$22,633,728,384	$0	$108,488,386	$941,279,785

Jack Hattem	0	4	12	0	0	2

	$0	$76,791,700	$2,309,911,457	$0	$0	$1,028,665,851

Colm J. Murtagh	6	3	36	0	0	4

	$2,472,439,351	$1,264,994,769	$16,440,350,211	$0	$0	$941,279,785

(iv) Potential Material Conflicts of Interest

BlackRock, Inc. and its affiliates (collectively, herein “BlackRock”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that certain portfolio managers, including Messrs. Spodek, Phillips, Pellicciaro, Hattem and Murtagh, currently manage certain accounts that are subject to performance fees. In addition, certain portfolio managers, including Messrs. Spodek and Pellicciaro, assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of December 31, 2007:

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Fund include the following:

Portfolio Manager Stuart Spodek

Benchmarks Applicable to Each Manager

A combination of market-based indices (e.g., Citigroup 1- Year Treasury Index, Merrill Lynch 1-3 Year Treasury Index, Lehman Brothers Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

Andrew Phillips

A combination of market-based indices (e.g., Custom 50% Lehman Brothers Mortgage /50% Merrill Lynch 10-Year Treasury Index, Lehman GNMA MBS Index, Lehman Brothers Intermediate Government Index, Lehman Brothers

Intermediate Government/Credit Index, Lehman Brothers U.S. Aggregate Index), certain customized indices and certain fund industry peer groups.
Eric Pellicciaro

A combination of market-based indices (e.g., custom 50% Lehman Brothers Mortgage /50% Merrill Lynch 10-Year Treasury Index, Lehman GNMA MBS Index), certain customized indices and certain fund industry peer groups.

Jack Hattem

A combination of market-based indices (e.g., Citigroup 1- Year Treasury Index, Merrill Lynch 1-3 Year Treasury Index, Lehman Brothers Aggregate Index), certain customized indices and certain fund industry peer groups.

Colm Murtagh

A combination of market-based indices (e.g., custom 50% Lehman Brothers Mortgage /50% Merrill Lynch 10-Year Treasury Index, Lehman GNMA MBS Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc.
common stock. Each portfolio manager has received awards under the LTIP.

Deferred Compensation Program —A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm’s investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior managers, including Messrs.
Phillips and Spodek, was mandatorily deferred in a similar manner for a number of years. Every portfolio manager is eligible to participate in the deferred compensation program.

Options and Restricted Stock Awards — Prior to mandatorily deferring a portion of a portfolio manager’s annual bonus in BlackRock, Inc. restricted stock units, the Company granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options.

BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years.
Each portfolio manager except Mr. Hattem has been granted stock options and/or restricted stock in prior years.

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement
Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities. As of December 31, 2007, none of Messrs. Spodek, Phillips, Pellicciaro, Hattem or Murtagh beneficially owned any stock issued by the Fund.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –

Period	(a) Total	(b) Average	(c) Total Number of	(d) Maximum Number (or
	Number of	Price Paid per	Shares Purchased as Part	Approx. Dollar Value) of
	Shares	Share	of Publicly Announced	Shares that May Yet Be
	Purchased		Plans or Programs	Purchased Under the Plans
				or Programs

July 1-31, 2007

August 1-31, 2007

September 1-30, 2007

October 1-31, 2007

November 1-30, 2007

December 1-31, 2007	645,072	$17.42 [1]	645,072[2]	0

Total:	645,072	$17.42 [1]	645,072[2]	0

[1] Subject to a repurchase fee of up to 2% of the net asset value per share.

2 On October 26, 2007, the repurchase offer was announced to repurchase up to 5% of outstanding shares. The expiration date of the offer was November 30, 2007. The registrant may conduct annual repurchases for between 5% and 25% of its outstanding shares pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended.

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s
Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer (principal executive officer) of BlackRock Enhanced Government Fund, Inc.

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer (principal executive officer) of BlackRock Enhanced Government Fund, Inc.

Date: February 21, 2008 By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of BlackRock Enhanced Government Fund, Inc.

Date: February 21, 2008